Annual Total Returns- Vanguard Global ex-US Real Estate Index Fund (Institutional) [BarChart] - Institutional - Vanguard Global ex-US Real Estate Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	41.73%	3.38%	2.70%	(1.30%)	1.76%	26.52%	(9.47%)	21.27%	(6.89%)